ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities [Abstract]
Schedule of accrued expenses
	December 31,
	2025	2024

Directors’ fees	$28	$54
Manufacturing and trials expenses	1,730	1,710
Advisors and legal expenses	110	140

	$1,868	$1,904